Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue:
Premiums and policy fees, net	$ 76,675	$ 71,907	$ 68,870
Interest and similar income, net	31,282	29,558	27,387
Change in fair value of assets and liabilities	(45,430)	(41,554)	11,373
Realized investment (losses) gains, net	(323)	(205)	583
Fee, commission, and other revenue	7,071	7,051	7,221
Total revenue	69,275	66,757	115,434
Benefits and expenses:
Policyholder benefits, net of recoveries	7,645	5,143	10,345
Change in fair value of annuity and life embedded derivatives	(21,109)	(13,191)	60,876
Net interest credited to account values	21,225	13,660	16,290
Net benefits and expenses	7,761	5,612	87,511
Commissions and other agent compensation	23,163	22,023	23,976
General and administrative expenses	18,224	17,925	17,816
Change in deferred acquisition costs, net	8,986	4,814	(8,165)
Total benefits and expenses	58,134	50,374	121,138
Income (loss) from operations before income taxes	11,141	16,383	(5,704)
Income tax expense (benefit)	14,114	2,943	(4,441)
Net (loss) income	(2,973)	13,440	(1,263)
Realized investment (losses) gains, net:
Total credit-related other-than-temporary impairment losses on securities	(257)	(387)	(184)
Other net realized (losses) gains	(66)	182	767
Net realized investment gains (losses)	$ (323)	$ (205)	$ 583